Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,287,000
Previously Paid Amount	0.00
Total Fee Amount	315.83
Total Offset Amount	0.00
Net Fee	315.83
Narrative - Max Aggregate Offering Price	$ 2,287,000
Final Prospectus	true